Rights of Use (Tables)	12 Months Ended
Dec. 31, 2021
Rights of Use [Abstract]
Schedule of Movements of Rights of Use
The movement of rights of use in 2021 and 2020 is as follows:

2021
Millions of euros	Balance at 12/31/2020	Additions (1)	Sale of the towers division of Telxius	Amorti-zation	Disposals	Inclusion of companies	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2021
Rights of use on land and natural properties	762	316	(85)	(191)	(15)	—	(11)	17	793
Rights of use on buildings	2,819	776	1,096	(1,012)	(94)	4	(40)	12	3,561
Rights of use on plant and machinery	1,238	796	1,478	(382)	(109)	—	1	2	3,024
Other rights of use	163	91	11	(64)	(3)	4	2	(3)	201
Total of rights of use	4,982	1,979	2,500	(1,649)	(221)	8	(48)	28	7,579
(1) Total additions of rights of use in 2021 amounted to 2,439 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2020
Rights of use on land and natural properties	1,514	580	(481)	(197)	(581)	(73)	762
Rights of use on buildings	3,793	957	(760)	(121)	(435)	(615)	2,819
Rights of use on plant and machinery	1,434	342	(299)	(51)	(153)	(35)	1,238
Other rights of use	198	37	(62)	(5)	—	(5)	163
Total of rights of use	6,939	1,916	(1,602)	(374)	(1,169)	(728)	4,982
(1) Total additions of rights of use in 2020 amounted to 2,014 million euros, including the additions corresponding to companies held for sale during the annual reporting period. Additions of rights of use are detailed in Note 4.

Schedule of Gross Cost, Accumulated Depreciation and Impairment Losses of Rights of Use
The gross cost and accumulated depreciation of the rights of use at December 31, 2021 and 2020 are as follows:

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,491	(698)	793
Rights of use on buildings	6,214	(2,653)	3,561
Rights of use on plant and machinery	4,003	(979)	3,024
Other rights of use	404	(203)	201
Total of rights of use	12,112	(4,533)	7,579

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,326	(564)	762
Rights of use on buildings	4,107	(1,288)	2,819
Rights of use on plant and machinery	1,740	(502)	1,238
Other rights of use	309	(146)	163
Total of rights of use	7,482	(2,500)	4,982

Schedule of Expenses Related to Leases and Income from Subleasing Right-of-Use Assets
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2021 and 2020 are as follows:

Millions of euros	2021	2020
Short-term leases included in operating results as supplies	23	47
Variable lease payments not included in the measurement of lease liabilities	18	15
Total expenses as supplies	41	62
Short-term leases included in external services	39	60
Leases of low-value assets included in external services	9	7
Variable lease payments not included in the measurement of lease liabilities	32	22
Total expenses as external services (Note 26)	80	89
Total lease expenses	121	151